UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-66

American Balanced Fund, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds ®]

American Balanced Fund®
Investment portfolio
September 30, 2005    unaudited

		Market value
Common stocks — 64.30%	Shares	(000)

INFORMATION TECHNOLOGY — 11.25%
Microsoft Corp.	33,550,000	$ 863,241
International Business Machines Corp.	9,150,000	734,013
Intel Corp.	27,300,000	672,945
Hewlett-Packard Co.	19,000,000	554,800
Cisco Systems, Inc.[1]	23,550,000	422,251
Automatic Data Processing, Inc.	8,500,000	365,840
Texas Instruments Inc.	9,750,000	330,525
Google Inc., Class A1	930,000	294,308
Analog Devices, Inc.	7,100,000	263,694
Applied Materials, Inc.	14,100,000	239,136
Motorola, Inc.	7,700,000	170,093
Agilent Technologies, Inc.[1]	4,000,000	131,000
Maxim Integrated Products, Inc.	3,000,000	127,950
Dell Inc.[1]	3,500,000	119,700
Nokia Corp. (ADR)	7,000,000	118,370
EMC Corp.[1]	8,500,000	109,990
Oracle Corp.[1]	8,500,000	105,315
Electronic Data Systems Corp.	4,400,000	98,736
		5,721,907

FINANCIALS — 11.13%
Berkshire Hathaway Inc., Class A1	6,990	573,180
Citigroup Inc.	12,550,000	571,276
American International Group, Inc.	9,000,000	557,640
American Express Co.	7,500,000	430,800
Fannie Mae	9,500,000	425,790
St. Paul Travelers Companies, Inc.	9,075,000	407,195
Washington Mutual, Inc.	9,000,000	352,980
Wells Fargo & Co.	6,025,000	352,884
Bank of New York Co., Inc.	9,900,000	291,159
U.S. Bancorp	9,990,000	280,519
Genworth Financial, Inc., Class A	7,900,000	254,696
Bank of America Corp.	5,500,000	231,550
Société Générale	1,700,000	194,037
Freddie Mac	3,000,000	169,380
SunTrust Banks, Inc.	2,100,000	145,845
Marsh & McLennan Companies, Inc.	4,100,000	124,599
ING Groep NV	4,002,421	119,225
Aon Corp.	2,863,500	91,861
Jefferson-Pilot Corp.	1,700,000	86,989
		5,661,605

INDUSTRIALS — 7.59%
General Electric Co.	23,200,000	$ 781,144
United Technologies Corp.	13,630,000	706,579
Northrop Grumman Corp.	11,620,000	631,547
Tyco International Ltd.	19,440,000	541,404
Lockheed Martin Corp.	5,700,000	347,928
3M Co.	3,700,000	271,432
Illinois Tool Works Inc.	1,600,000	131,728
United Parcel Service, Inc., Class B	1,850,000	127,891
Deere & Co.	1,900,000	116,280
General Dynamics Corp.	880,000	105,204
Southwest Airlines Co.	6,835,000	101,500
		3,862,637

HEALTH CARE — 7.10%
Abbott Laboratories	15,850,000	672,040
Eli Lilly and Co.	10,902,000	583,475
Bristol-Myers Squibb Co.	14,750,000	354,885
Johnson & Johnson	5,360,000	339,181
Medtronic, Inc.	5,850,000	313,677
McKesson Corp.	5,500,000	260,975
Merck & Co., Inc.	8,000,000	217,680
AstraZeneca PLC (ADR)	4,065,000	191,462
UnitedHealth Group Inc.	3,000,000	168,600
Pfizer Inc	6,400,000	159,808
Amgen Inc.[1]	1,700,000	135,439
Aetna Inc.	1,300,000	111,982
CIGNA Corp.	864,800	101,925
		3,611,129

CONSUMER DISCRETIONARY — 6.64%
Target Corp.	7,950,000	412,844
Time Warner Inc.	22,500,000	407,475
Lowe’s Companies, Inc.	5,600,000	360,640
Clear Channel Communications, Inc.	8,250,000	271,343
Best Buy Co., Inc.	5,100,000	222,003
TJX Companies, Inc.	10,500,000	215,040
Walt Disney Co.	8,500,000	205,105
Home Depot, Inc.	5,300,000	202,142
Magna International Inc., Class A	2,250,000	168,435
Gannett Co., Inc.	2,250,000	154,867
Kohl’s Corp.[1]	3,000,000	150,540
Carnival PLC	2,850,000	147,286
Koninklijke Philips Electronics NV	4,250,000	112,958
Comcast Corp., Class A1	3,700,000	108,706
Leggett & Platt, Inc.	4,333,800	87,543
Carnival Corp., units	1,600,000	79,968
General Motors Corp.	2,382,500	72,928
		3,379,823

CONSUMER STAPLES — 6.26%
Altria Group, Inc.	13,800,000	1,017,198
Wal-Mart Stores, Inc.	16,300,000	714,266
PepsiCo, Inc.	6,300,000	357,273
Walgreen Co.	6,400,000	278,080
Coca-Cola Co.	4,200,000	181,398
Avon Products, Inc.	5,700,000	$ 153,900
Anheuser-Busch Companies, Inc.	3,357,200	144,494
Sara Lee Corp.	6,800,000	128,860
Unilever NV (New York registered)	1,500,000	107,175
H.J. Heinz Co.	2,750,000	100,485
		3,183,129

ENERGY — 5.91%
Exxon Mobil Corp.	15,800,000	1,003,932
Royal Dutch Shell PLC, Class A (ADR)	11,000,000	722,040
ConocoPhillips	7,400,000	517,334
TOTAL SA (ADR)	2,825,000	383,691
Chevron Corp.	3,900,000	252,447
Marathon Oil Corp.	1,885,000	129,933
		3,009,377

TELECOMMUNICATION SERVICES — 3.36%
BellSouth Corp.	26,150,000	687,745
SBC Communications Inc.	19,250,000	461,423
Sprint Nextel Corp.	17,000,000	404,260
AT&T Corp.	8,000,000	158,400
		1,711,828

MATERIALS — 1.79%
International Paper Co.	10,825,000	322,585
E.I. du Pont de Nemours and Co.	5,000,000	195,850
Alcoa Inc.	5,700,000	139,194
Weyerhaeuser Co.	2,000,000	137,500
Dow Chemical Co.	2,800,000	116,676
		911,805

UTILITIES — 0.69%
Exelon Corp.	2,880,000	153,907
Dominion Resources, Inc.	1,300,000	111,982
National Grid Transco PLC	8,951,020	83,884
		349,773

MISCELLANEOUS — 2.58%
Other common stocks in initial period of acquisition		1,311,157

Total common stocks (cost: $28,881,521,000)		32,714,170

Preferred stocks — 0.36%

FINANCIALS — 0.26%
Fannie Mae, Series O, 7.00% preferred[2]	615,000	33,864
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,3]	14,425,000	16,103
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[2,3]	5,000,000	7,768
HSBC Capital Funding LP 8.03% noncumulative preferred[3]	5,000,000	7,633
ING Capital Funding Trust III 8.439% noncumulative preferred[3]	13,000,000	14,978
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[2,3]	7,000,000	7,407
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[2,3]	6,000,000	7,065
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%[3]	8,500,000	8,570
RBS Capital Trust I 4.709% noncumulative trust preferred[3]	4,500,000	$ 4,348
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	370,000	10,140
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	300,000	8,139
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	5,500,000	6,162
ACE Ltd., Series C, 7.80% preferred depositary shares	103,335	2,723
		134,900

MISCELLANEOUS — 0.10%
Other preferred stocks in initial period of acquisition		48,873

Total preferred stocks (cost: $168,847,000)		183,773

	Shares or
Convertible securities — 0.03%	principal amount

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	127,500	4,647
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$5,000,000	3,456
		8,103

FINANCIALS — 0.01%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	150,000	7,686

Total convertible securities (cost: $17,698,000)		15,789

	Principal amount
Bonds & notes — 28.99%	(000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 8.34%
U.S. Treasury 2.50% 2006	$ 50,000	49,508
U.S. Treasury 2.625% 2006	40,000	39,344
U.S. Treasury 3.50% 2006	500,000	496,560
U.S. Treasury 6.875% 2006	15,000	15,257
U.S. Treasury 3.125% 2007	40,000	39,347
U.S. Treasury 3.25% 2007	20,000	19,677
U.S. Treasury 3.75% 2007	100,000	99,367
U.S. Treasury 3.875% 2007	100,000	99,469
U.S. Treasury 6.25% 2007	200,000	205,688
U.S. Treasury 6.625% 2007	150,000	155,824
U.S. Treasury 2.625% 2008	50,000	48,090
U.S. Treasury 3.625% 2008[4]	90,698	96,037
U.S. Treasury 4.75% 2008	20,000	20,325
U.S. Treasury 5.625% 2008	250,000	258,827
U.S. Treasury 3.625% 2009	333,500	326,777
U.S. Treasury 3.875% 2009[4]	138,188	150,000
U.S. Treasury 0.875% 2010[4]	20,625	20,098
U.S. Treasury 5.75% 2010	50,000	53,320
U.S. Treasury 3.50% 2011[4]	28,063	30,907
U.S. Treasury 5.00% 2011	25,000	25,918
U.S. Treasury 3.375% 2012[4]	66,017	73,074
U.S. Treasury 4.875% 2012	126,250	130,511
U.S. Treasury 10.375% 2012	8,000	9,000
U.S. Treasury 4.25% 2013	$ 5,000	$ 4,982
U.S. Treasury 2.00% 2014[4]	51,545	52,587
U.S. Treasury 9.25% 2016	75,000	104,942
U.S. Treasury 8.875% 2017	100,000	140,250
U.S. Treasury 6.25% 2023	88,500	105,854
U.S. Treasury 2.375% 2025[4]	51,823	55,455
U.S. Treasury 6.875% 2025	267,750	345,355
U.S. Treasury 5.25% 2029	15,000	16,355
Freddie Mac 4.125% 2009	5,000	4,930
Freddie Mac 6.625% 2009	205,750	221,430
Freddie Mac 4.125% 2010	283,250	278,321
Freddie Mac 5.75% 2010	€3,000	4,098
Freddie Mac 6.25% 2012	$5,000	5,106
Federal Home Loan Bank 2.00% 2006	68,470	67,972
Federal Home Loan Bank 2.375% 2006	105,260	104,345
Federal Home Loan Bank 3.70% 2007	58,000	57,174
Federal Home Loan Bank 5.823% 2009	45,000	46,805
Federal Agricultural Mortgage Corp. 4.25% 2008	92,500	91,826
Fannie Mae 6.625% 2009	25,000	26,902
Fannie Mae 6.25% 2011	20,500	21,907
Fannie Mae 5.25% 2012	5,000	5,110
Fannie Mae 6.25% 2029	6,000	7,111
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[5]	10,764	10,390
		4,242,132

MORTGAGE-BACKED OBLIGATIONS[5]— 6.43%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	52,930	58,614
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	46,832
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	15,792
Fannie Mae 4.89% 2012	30,000	29,993
Fannie Mae 6.00% 2013	555	571
Fannie Mae 4.00% 2015	36,856	35,722
Fannie Mae 6.00% 2016	1,253	1,289
Fannie Mae 6.00% 2016	660	679
Fannie Mae 6.00% 2017	4,891	5,033
Fannie Mae 6.00% 2017	3,883	3,996
Fannie Mae 6.00% 2017	3,493	3,595
Fannie Mae 6.00% 2017	1,410	1,451
Fannie Mae 5.00% 2018	28,153	28,128
Fannie Mae 5.00% 2018	5,466	5,462
Fannie Mae 5.00% 2018	3,409	3,404
Fannie Mae 5.50% 2018	31,049	31,537
Fannie Mae 11.00% 2018	832	965
Fannie Mae 5.50% 2019	5,562	5,649
Fannie Mae 11.00% 2020	362	406
Fannie Mae 10.50% 2022	749	841
Fannie Mae, Series 2001-4, Class NA, 11.848% 2025[3]	950	1,079
Fannie Mae 7.00% 2026	559	591
Fannie Mae 8.50% 2027	189	206
Fannie Mae 8.50% 2027	132	144
Fannie Mae 8.50% 2027	75	82
Fannie Mae 8.50% 2027	60	65
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	2,100	2,213
Fannie Mae 7.50% 2030	314	333
Fannie Mae 7.50% 2030	$ 145	$ 154
Fannie Mae 6.50% 2031	1,781	1,838
Fannie Mae 6.50% 2031	651	671
Fannie Mae 7.00% 2031	456	478
Fannie Mae 7.50% 2031	531	562
Fannie Mae 7.50% 2031	355	377
Fannie Mae, Series 2001-20, Class D, 11.507% 2031[3]	186	212
Fannie Mae 5.50% 2032	6,361	6,374
Fannie Mae 6.50% 2032	2,348	2,421
Fannie Mae 6.50% 2032	1,676	1,728
Fannie Mae 5.50% 2033	38,886	38,904
Fannie Mae 6.50% 2033	18,593	19,172
Fannie Mae 6.00% 2034	46,669	47,464
Fannie Mae 6.00% 2034	44,386	45,142
Fannie Mae 6.00% 2034	23,809	24,214
Fannie Mae 6.00% 2034	22,529	22,913
Fannie Mae 6.00% 2034	12,599	12,813
Fannie Mae 6.00% 2034	4,118	4,188
Fannie Mae 6.00% 2034	3,442	3,500
Fannie Mae 5.00% 2035	11,077	10,844
Fannie Mae 5.00% 2035	5,530	5,413
Fannie Mae 5.50% 2035	31,750	31,755
Fannie Mae 5.50% 2035	20,696	20,700
Fannie Mae 6.00% 2035	12,546	12,764
Fannie Mae 6.00% 2035	948	965
Fannie Mae 6.00% 2035	831	846
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	9,234	9,191
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,387	1,444
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,243	1,310
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,891	1,987
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 4.168% 2021[2,3]	17,361	17,361
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	8,538	8,603
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	7,637	7,688
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	7,290	7,423
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	8,979	9,195
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.718% 2034[3]	6,344	6,281
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,875	3,967
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034	4,027	4,039
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	15,985	16,082
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	7,000	7,198
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035	1,181	1,181
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	28,300	30,043
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	27,173	27,712
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	93,660	99,386
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	16,835	16,636
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	1,529	1,529
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	17,056
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000	12,595
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000	4,829
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	8,204	8,525
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034	6,066	6,059
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	19,743	19,867
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	90,593	91,472
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	30,299	30,491
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 4-P-4, 5.50% 2035	25,000	25,238
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	$21,754	$21,716
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	41,204	41,556
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	37,024	37,361
Freddie Mac, Series H009, Class A-2, 1.876% 2008[3]	539	535
Freddie Mac 8.50% 2008	9	9
Freddie Mac, Series SF02, Class GC, 2.64% 2009	10,000	9,678
Freddie Mac 4.00% 2015	64,296	61,865
Freddie Mac, Series 2310, Class B, 9.93% 2015[3]	399	440
Freddie Mac 5.00% 2018	31,276	31,238
Freddie Mac 10.00% 2018	654	742
Freddie Mac 8.50% 2020	469	508
Freddie Mac 8.50% 2020	58	63
Freddie Mac 6.50% 2032	593	610
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	7,561	7,954
Freddie Mac 6.00% 2034	28,294	28,787
Freddie Mac 5.00% 2035	17,983	17,600
Freddie Mac 5.00% 2035	5,972	5,844
Freddie Mac 6.00% 2035	28,888	29,401
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036	677	675
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	24,086	23,906
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	50,092	49,989
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	58,347	58,723
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	48,000	47,819
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033	7,469	7,582
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	10,000	9,781
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	9,057	8,958
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,923
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037	25,000	25,603
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	18,754	18,245
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	15,000	14,963
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	24,888
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000	4,980
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	28,000	27,800
Government National Mortgage Assn. 9.00% 2009	1,221	1,271
Government National Mortgage Assn. 6.00% 2014	890	921
Government National Mortgage Assn. 5.50% 2017	4,158	4,253
Government National Mortgage Assn. 10.00% 2020	611	703
Government National Mortgage Assn. 10.00% 2021	1,097	1,265
Government National Mortgage Assn. 6.50% 2034	7,112	7,420
Government National Mortgage Assn. 7.00% 2034	7,179	7,593
Government National Mortgage Assn. 4.00% 2035[3]	30,087	29,486
Government National Mortgage Assn. 4.00% 2035[3]	9,176	8,977
Government National Mortgage Assn. 4.00% 2035[3]	9,017	8,821
Government National Mortgage Assn. 5.50% 2035	54,624	55,066
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.001% 2033[3]	14,176	13,909
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.125% 2033[3]	5,326	5,287
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.374% 2034[3]	29,850	29,184
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.429% 2034[3]	26,223	25,828
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.999% 2034[3]	20,082	19,953
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.47% 2033[3]	4,906	4,801
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.743% 2033[3]	5,471	5,364
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.844% 2033[3]	21,397	21,298
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.218% 2034[3]	20,170	20,218
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class II-A-4, 5.90% 2036	40,000	40,276
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	$65,800	$64,712
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	10,200	10,050
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	7,550	7,428
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,500	20,824
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	2,731	2,780
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	53,934	57,496
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	2,816	2,877
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	3,050	3,348
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	21,910	21,493
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205	14,160
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000	37,795
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	28,150	29,424
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	4,472	4,636
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	41,198	44,789
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	3,350	3,565
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	49,685	53,274
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	19,040	18,541
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-1, 4.061% 2041	11,763	11,619
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	32,310
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	27,000	26,926
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 4.43% 2016[2,3]	12,772	12,814
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029[2]	5,310	5,385
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	10,000	10,487
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[2]	34,202	33,689
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	13,321	13,569
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,383
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	37,694
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.704% 2034[3]	54,466	54,460
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	5,919	5,893
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[3]	7,423	7,283
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[3]	10,197	10,090
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.21% 2033[3]	4,344	4,309
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.351% 2033[3]	2,644	2,605
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[3]	8,180	8,043
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.604% 2034[3]	16,321	16,090
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,216
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	39,581	38,902
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1-A-14, 5.50% 2035	41,542	41,928
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	9,881	9,824
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	8,500	8,458
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000	8,896
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class A-I-7, 5.06% 2033	13,381	13,364
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	6,699	7,254
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.61% 2034[3]	32,756	32,287
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[3]	5,756	5,652
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[3]	30,000	29,187
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034	13,576	13,840
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ2, Class A-2, 5.16% 2035	6,547	6,592
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	9,000	9,395
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	4,434	4,315
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.973% 2035[3]	27,092	26,918
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020	25,883	26,237
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	3,712	3,844
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	10,092	10,326
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	9,371
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[3]	$ 8,433	$ 8,230
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[3]	8,148	8,039
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.124% 2034[3]	5,871	5,774
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[2]	20,809	20,119
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	17,148	18,450
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,750	4,181
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	12,390	13,382
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	16,873	16,962
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,555	16,789
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	15,414	15,634
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[2]	5,403	5,664
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[2]	7,750	8,548
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.431% 2030[3]	10,000	10,601
Ball Corp., Series 2005-BOCA, Class A-1, 3.888% 2016[2,3]	9,988	9,995
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.032% 2036[3]	4,000	4,233
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	5,498	5,583
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.337% 2034[3]	8,201	8,058
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	7,257	7,461
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[2]	6,292	6,673
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[2]	5,540	5,780
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	4,575	4,565
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3,750	3,939
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	3,509	3,522
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000	3,294
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	2,845	2,879
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,3]	1,939	1,981
		3,270,091

FINANCIALS — 4.09%
Household Finance Corp. 6.50% 2008	7,000	7,356
Household Finance Corp. 4.125% 2009	20,000	19,495
Household Finance Corp. 4.75% 2009	7,500	7,485
HSBC Finance Corp. 4.625% 2010	13,000	12,847
Household Finance Corp. 6.375% 2011	17,500	18,742
Household Finance Corp. 6.75% 2011	5,000	5,444
Household Finance Corp. 6.375% 2012	21,000	22,598
Household Finance Corp. 7.00% 2012	5,000	5,541
Midland Bank 3.938% Eurodollar note (undated)[3]	4,000	3,430
USA Education, Inc. 5.625% 2007	31,995	32,499
SLM Corp., Series A, 3.95% 2008	7,500	7,329
SLM Corp., Series A, 4.00% 2009	8,000	7,864
SLM Corp., Series A, 4.50% 2010	25,750	25,406
SLM Corp., Series A, 5.375% 2013	13,000	13,361
SLM Corp., Series A, 5.375% 2014	10,000	10,252
International Lease Finance Corp. 3.75% 2007	3,235	3,184
AIG SunAmerica Global Financing XII 5.30% 2007[2]	3,000	3,032
International Lease Finance Corp. 4.35% 2008	19,500	19,242
AIG SunAmerica Global Financing VII 5.85% 2008[2]	7,750	7,982
International Lease Finance Corp., Series O, 4.55% 2009	15,000	14,939
International Lease Finance Corp. 5.00% 2010	13,765	13,828
American General Finance Corp., Series I, 4.875% 2012	10,000	9,874
International Lease Finance Corp. 5.00% 2012	10,000	9,882
International Lease Finance Corp. 5.875% 2013	12,850	13,411
Washington Mutual, Inc. 7.50% 2006	3,000	3,068
Washington Mutual, Inc. 5.625% 2007	4,750	4,811
Washington Mutual, Inc. 4.375% 2008	7,500	7,454
Washington Mutual, Inc. 4.00% 2009	$17,500	$17,078
Washington Mutual, Inc. 3.899% 2010[3]	12,000	12,038
Washington Mutual, Inc. 4.20% 2010	26,250	25,642
Washington Mutual Bank, FA 6.875% 2011	5,000	5,456
Washington Mutual, Inc. 5.00% 2012	4,000	3,984
Washington Mutual, Inc. 5.25% 2017	13,500	13,329
Prudential Financial, Inc. 4.104% 2006	13,000	12,914
Prudential Insurance Co. of America 6.375% 2006[2]	3,075	3,118
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	16,500	16,113
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	14,000	13,876
PRICOA Global Funding I 4.20% 2010[2]	16,000	15,653
Prudential Holdings, LLC, Series C, 8.695% 2023[2,5]	19,500	24,991
CIT Group Inc. 3.65% 2007	16,280	15,958
CIT Group Inc. 5.50% 2007	10,000	10,171
CIT Group Inc. 7.375% 2007	11,500	11,962
CIT Group Inc. 4.00% 2008	4,000	3,935
CIT Group Inc. 3.375% 2009	18,000	17,193
CIT Group Inc. 6.875% 2009	11,500	12,383
CIT Group Inc. 7.75% 2012	8,500	9,756
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[2,3]	47,750	50,286
Société Générale 7.85% (undated)[2,3]	25,000	26,070
CNA Financial Corp. 5.85% 2014	63,000	62,030
CNA Financial Corp. 7.25% 2023	13,000	13,778
J.P. Morgan Chase & Co. 4.50% 2010	10,000	9,874
J.P. Morgan Chase & Co. 6.625% 2012	4,500	4,895
J.P. Morgan Chase & Co. 5.75% 2013	4,000	4,166
J.P. Morgan Chase & Co. 4.891% 2015	40,000	39,950
BANK ONE CORP. 4.90% 2015	12,000	11,732
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	2,750	2,927
XL Capital Finance (Europe) PLC 6.50% 2012	3,015	3,187
Mangrove Bay Pass Through Trust 6.102% 2033[2,3]	69,635	69,868
HBOS PLC 5.375% (undated)[2,3]	15,000	15,128
HBOS PLC 5.92% (undated)[2,3]	29,000	29,125
HBOS PLC 6.413% (undated)[2]	15,000	14,997
Bank of Scotland 7.00% (undated)[2,3]	4,225	4,398
EOP Operating LP 7.75% 2007	6,500	6,885
EOP Operating LP 6.75% 2008	10,495	10,936
EOP Operating LP 4.65% 2010	29,500	29,042
EOP Operating LP 8.10% 2010	3,750	4,212
EOP Operating LP 6.75% 2012	4,125	4,467
EOP Operating LP 4.75% 2014	7,500	7,236
ACE INA Holdings Inc. 5.875% 2014	42,750	43,563
ACE Capital Trust II 9.70% 2030	10,000	13,223
Developers Diversified Realty Corp. 3.875% 2009	16,500	15,921
Developers Diversified Realty Corp. 4.625% 2010	23,150	22,622
Developers Diversified Realty Corp. 5.50% 2015	13,000	13,039
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[2]	5,000	5,025
Monumental Global Funding II, Series 2003-F, 3.45% 2007[2]	15,000	14,721
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	21,000	21,134
Monumental Global Funding II, Series 2004-B, 3.90% 2009[2]	10,000	9,710
Allstate Financial Global Funding LLC 5.25% 2007[2]	6,000	6,039
Allstate Financial Global Funding LLC 4.25% 2008[2]	26,225	25,913
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	15,000	14,896
Capital One Bank 6.875% 2006	15,000	15,119
Capital One Bank 4.875% 2008	20,000	20,028
Capital One Financial Corp. 5.50% 2015	10,000	10,077
Liberty Mutual Group Inc. 6.50% 2035[2]	$47,340	$44,564
Citigroup Inc. 4.25% 2009	7,000	6,908
Citigroup Inc. 4.125% 2010	20,000	19,548
Citigroup Inc. 4.625% 2010	10,000	9,947
Genworth Financial, Inc. 4.02% 2007[3]	22,000	22,042
Genworth Financial, Inc. 4.75% 2009	13,795	13,778
ReliaStar Financial Corp. 8.00% 2006	9,250	9,522
ING Security Life Institutional Funding 2.70% 2007[2]	25,000	24,247
United Dominion Realty Trust, Inc. 6.50% 2009	17,375	18,264
United Dominion Realty Trust, Inc. 5.00% 2012	13,500	13,218
Kimco Realty Corp., Series C, 4.82% 2011	15,000	14,861
Kimco Realty Corp. 6.00% 2012	2,750	2,895
Kimco Realty Corp., Series C, 4.82% 2014	13,000	12,676
Simon Property Group, LP 4.875% 2010	20,000	19,932
Simon Property Group, LP 4.875% 2010	5,500	5,491
U.S. Bancorp 4.40% 2008	25,000	24,882
Willis North America, Inc. 5.625% 2015	24,850	24,736
BNP Paribas 5.186% noncumulative (undated)[2,3]	25,000	24,591
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2]	10,000	10,060
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	14,000	13,468
Barclays Bank PLC 8.55% (undated)[2,3]	19,725	23,145
Nationwide Life Insurance Co. 5.35% 2007[2]	6,000	6,047
North Front Pass Through Trust 5.81% 2024[2,3]	10,000	10,075
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,000	6,102
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	21,000	20,718
Assurant, Inc. 5.625% 2014	20,000	20,333
Hospitality Properties Trust 6.75% 2013	18,345	19,678
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	20,000	19,539
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[2]	20,000	19,530
Travelers Property Casualty Corp. 3.75% 2008	9,000	8,755
Travelers Property Casualty Corp. 5.00% 2013	10,000	9,813
Archstone-Smith Operating Trust 5.625% 2014	17,750	18,240
New York Life Global Funding 3.875% 2009[2]	13,500	13,184
New York Life Global Funding 4.625% 2010[2]	5,000	4,980
Protective Life Insurance Co.4.85% 2010	18,000	18,075
MBNA Corp., Series F, 5.00% 2010	5,000	5,046
MBNA America Bank, National Association 7.125% 2012	7,650	8,612
MBNA Corp., Series F, 6.125% 2013	3,500	3,740
Downey Financial Corp. 6.50% 2014	16,880	17,296
Countrywide Home Loans, Inc., Series M, 4.125% 2009	12,500	12,150
Countrywide Home Loans, Inc., Series L, 4.00% 2011	5,000	4,756
iStar Financial, Inc. 5.375% 2010	5,250	5,261
iStar Financial, Inc. 6.05% 2015	11,000	11,237
American Express Co. 4.75% 2009	15,000	15,050
Resona Bank, Ltd. 5.85% (undated)[2,3]	15,000	14,834
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,901
Berkshire Hathaway Finance Corp. 4.75% 2012[2]	10,000	9,901
Hartford Financial Services Group, Inc. 4.70% 2007	3,750	3,742
Hartford Financial Services Group, Inc. 4.75% 2014	10,000	9,768
Principal Life Insurance Co. 3.20% 2009	14,000	13,386
Lazard LLC 7.125% 2015[2]	12,875	12,806
Federal Realty Investment Trust 6.125% 2007	4,000	4,088
Federal Realty Investment Trust 4.50% 2011	8,500	8,103
ERP Operating LP 4.75% 2009	11,490	11,408
Bank of America Corp. 4.375% 2010	11,000	10,810
Abbey National PLC 6.70% (undated)[3]	$ 5,790	$ 6,054
Abbey National PLC 7.35% (undated)[3]	4,500	4,620
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	9,928
Principal Life Global Funding I 4.40% 2010[2]	10,000	9,813
First Industrial, LP 6.875% 2012	8,625	9,202
ProLogis Trust 7.05% 2006	4,000	4,060
ProLogis Trust 5.50% 2013	5,000	5,114
Weingarten Realty Investors, Series A, 5.263% 2012	9,000	9,155
National Westminster Bank PLC 7.75% (undated)[3]	7,000	7,392
City National Corp. 5.125% 2013	7,000	7,013
Bayerische Landesbank, Series F, 2.50% 2006	7,000	6,942
Zions Bancorporation 6.00% 2015	6,000	6,382
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	6,000	6,055
Wells Fargo & Co. 4.125% 2008	5,000	4,957
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,3]	4,000	4,310
Bank of Nova Scotia 4.186% Eurodollar note 2085[3]	4,000	3,378
Den Norske CreditBank 4.125% (undated)[3]	3,000	2,631
Canadian Imperial Bank of Commerce 4.25% Eurodollar note 2085[3]	1,600	1,328
		2,081,198

CONSUMER DISCRETIONARY — 2.47%
General Motors Acceptance Corp. 4.67% 2007[3]	25,000	24,486
Residential Capital Corp. 6.375% 2010[2]	16,500	16,733
General Motors Acceptance Corp. 6.875% 2011	68,000	61,927
General Motors Corp. 7.20% 2011	30,000	26,850
General Motors Acceptance Corp. 7.25% 2011	19,860	18,488
General Motors Acceptance Corp. 7.00% 2012	48,500	43,853
General Motors Acceptance Corp. 6.07% 2014[3]	15,000	12,636
General Motors Acceptance Corp. 8.00% 2031	20,750	18,164
General Motors Corp. 8.375% 2033	10,000	7,850
Ford Motor Credit Co. 6.75% 2008	2,700	2,650
Ford Motor Credit Co. 5.80% 2009	6,000	5,602
Ford Motor Credit Co. 7.375% 2009	75,000	72,508
Ford Motor Credit Co. 5.169% 2010[3]	5,000	4,561
Ford Motor Credit Co. 7.875% 2010	58,000	56,495
Ford Motor Credit Co. 7.375% 2011	30,250	28,965
Ford Motor Co. 7.45% 2031	10,550	8,282
Toll Brothers, Inc. 6.875% 2012	17,750	19,092
Toll Brothers, Inc. 4.95% 2014	35,000	33,315
Toll Brothers Finance Corp. 5.15% 2015[2]	39,000	37,192
Time Warner Inc. 8.18% 2007	3,000	3,180
AOL Time Warner Inc. 6.875% 2012	56,500	61,830
AOL Time Warner Inc. 7.625% 2031	13,000	15,276
Comcast Cable Communications, Inc. 8.375% 2007	19,000	20,054
Comcast Cable Communications, Inc. 6.875% 2009	13,000	13,871
Comcast Corp. 6.50% 2015	20,750	22,455
TCI Communications, Inc. 8.75% 2015	2,670	3,321
Comcast Corp. 7.05% 2033	9,250	10,328
Clear Channel Communications, Inc. 6.00% 2006	2,000	2,029
Clear Channel Communications, Inc. 4.625% 2008	15,000	14,856
Chancellor Media Corp. of Los Angeles 8.00% 2008	20,750	22,358
Clear Channel Communications, Inc. 7.65% 2010	915	994
Clear Channel Communications, Inc. 5.75% 2013	10,000	9,909
Clear Channel Communications, Inc. 5.50% 2014	20,000	19,311
Cox Communications, Inc. 7.75% 2006	10,000	10,256
Cox Communications, Inc. 4.625% 2010	$25,000	$ 24,467
Cox Communications, Inc. 7.75% 2010	15,000	16,616
Cox Communications, Inc. 5.45% 2014	15,500	15,427
DaimlerChrysler North America Holding Corp. 6.40% 2006	7,065	7,142
DaimlerChrysler North America Holding Corp. 4.75% 2008	10,000	9,953
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,203
DaimlerChrysler North America Holding Corp. 4.875% 2010	7,250	7,112
DaimlerChrysler North America Holding Corp. 7.75% 2011	13,160	14,592
DaimlerChrysler North America Holding Corp. 7.30% 2012	10,750	11,689
DaimlerChrysler North America Holding Corp. 6.50% 2013	9,155	9,695
May Department Stores Co. 3.95% 2007	20,500	20,221
May Department Stores Co. 4.80% 2009	43,000	42,866
Pulte Homes, Inc. 4.875% 2009	21,625	21,414
Pulte Homes, Inc. 7.875% 2011	10,000	11,159
Pulte Homes, Inc. 6.25% 2013	5,000	5,164
Pulte Homes, Inc. 5.20% 2015	10,000	9,487
Pulte Homes, Inc. 7.875% 2032	10,250	11,803
Viacom Inc. 5.625% 2007	7,500	7,597
Viacom Inc. 7.70% 2010	8,000	8,858
Viacom Inc. 6.625% 2011	20,000	21,298
Viacom Inc. 5.625% 2012	10,000	10,174
Centex Corp. 4.75% 2008	10,000	9,942
Centex Corp. 5.25% 2015	38,500	36,956
Harrah’s Operating Co., Inc. 5.50% 2010	27,315	27,601
Harrah’s Operating Co., Inc. 5.75% 2017[2]	14,000	13,733
Hyatt Equities, LLC 6.875% 2007[2]	22,760	23,211
Univision Communications Inc. 2.875% 2006	10,000	9,805
Univision Communications Inc. 3.875% 2008	2,700	2,605
Univision Communications Inc. 7.85% 2011	7,000	7,783
Cox Radio, Inc. 6.625% 2006	17,495	17,614
Liberty Media Corp. 8.50% 2029	3,665	3,567
Liberty Media Corp. 8.25% 2030	14,055	13,529
Thomson Corp. 5.50% 2035	17,300	16,892
Hilton Hotels Corp. 7.625% 2012	13,788	15,541
Marriott International, Inc., Series F, 4.625% 2012	14,945	14,462
Tribune Co. 4.875% 2010	5,000	4,985
MDC Holdings, Inc. 5.50% 2013	5,000	4,925
Carnival Corp. 3.75% 2007	5,000	4,907
Lennar Corp. 5.95% 2013	4,000	4,073
News America Inc. 5.30% 2014	3,750	3,749
Ryland Group, Inc. 5.375% 2012	2,750	2,691
		1,258,185

ASSET-BACKED OBLIGATIONS[5]— 2.31%
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2032	10,000	9,797
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032	3,500	3,430
CWABS, Inc., Series 2004-9, Class AF-4, 4.649% 2032	6,741	6,638
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.11% 2033[3]	10,000	10,022
CWABS, Inc., Series 2004-15, Class 2-AV-2, 4.10% 2034[3]	30,000	30,087
CWABS, Inc., Series 2004-BC1, Class M-1, 4.33% 2034[3]	14,000	14,037
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034	16,000	15,520
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	23,400	23,028
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	4,500	4,483
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010[2]	8,000	7,835
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	49,500	49,881
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008[2]	$ 5,120	$ 5,116
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[2]	22,000	21,907
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,663
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	18,580	18,294
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	49,425	49,224
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500	13,628
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026	2,464	2,456
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	10,465	10,558
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	10,000	9,931
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 4.13% 2033[3]	1,733	1,734
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	8,500	8,418
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.06% 2035[3]	23,000	23,025
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028	48,600	47,698
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000	10,062
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.65% 2034	34,977	35,496
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	41,662	41,658
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[3]	10,000	9,781
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	17,150	16,922
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,000	13,948
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	36,230	35,993
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 4.12% 2034[3]	17,000	17,040
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 4.36% 2034[3]	15,000	15,056
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 4.38% 2034[3]	30,000	30,027
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	15,000	14,846
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011	14,000	13,667
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	8,092	7,934
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	20,000	19,872
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	2,165	2,121
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	713	709
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[2]	9,998	9,863
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	14,927	14,764
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[2]	15,000	14,768
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715% 2009[2]	10,854	10,757
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	25,500	24,998
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	20,250	20,190
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[2]	20,400	19,919
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4. 4.60% 2010	20,000	19,911
American Express Credit Account Master Trust, Series 2005-5, Class A, 3.808% 2013[3]	19,500	19,503
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 3.91% 2035[3]	18,596	18,587
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 4.089% 2019[2,3]	18,583	18,583
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	3,755	3,735
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	3,114	3,054
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	12,000	11,726
Net Lease Funding LP, Series 2005-1, Class A-A1, MBIA insured, 4.258% 2014[2]	17,808	17,539
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010[2]	1,880	1,858
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[2]	13,749	13,582
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	15,000	14,994
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.23% 2034[3]	8,141	8,199
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 4.43% 2034[3]	6,417	6,440
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	14,705	14,534
Chase Credit Card Owner Trust, Series 2003-4, Class B, 4.418% 2016[3]	14,000	14,353
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007	157	157
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008	484	484
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	5,019	4,979
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	6,217	6,207
Home Equity Asset Trust, Series 2004-2, Class M-1, 4.36% 2034[3]	$11,000	$ 11,017
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 4.33% 2024[3]	10,558	10,576
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009[2]	10,500	10,438
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009	10,000	9,889
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 4.13% 2033[3]	9,500	9,525
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-1, 4.53% 2033[3]	4,965	4,982
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-2, 5.03% 2033[3]	4,000	4,017
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	8,000	7,884
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	7,000	7,189
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 4.268% 2013[3]	7,000	7,049
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	6,558	6,567
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	6,150	6,073
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	6,000	6,039
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.14% 2035[3]	6,000	6,010
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035	5,850	5,894
Poplar ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF-4, 4.628% 2034	5,650	5,550
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 4.468% 2010[2,3]	5,000	5,032
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[2]	4,793	5,032
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033	5,000	4,979
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 4.15% 2034[3]	4,450	4,461
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	4,433	4,434
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008	1,250	1,266
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1, Series 1997-1, Class A-7, 6.42% 2008	2,961	2,998
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B, 4.318% 2011[3]	4,000	4,009
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009[2]	2,329	2,314
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[2]	2,328	2,306
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[2]	2,176	2,145
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	1,507	1,504
		1,172,405

TELECOMMUNICATION SERVICES — 1.59%
Sprint Capital Corp. 7.625% 2011	32,806	36,751
Nextel Communications, Inc. 6.875% 2013	58,773	62,440
Nextel Communications, Inc. 7.375% 2015	53,396	57,212
Sprint Capital Corp. 6.875% 2028	5,000	5,540
SBC Communications Inc. 4.125% 2009	52,420	51,144
SBC Communications Inc. 5.10% 2014	57,500	57,079
SBC Communications Inc. 5.625% 2016	25,000	25,607
BellSouth Corp. 4.20% 2009	60,250	59,135
BellSouth Corp. 4.75% 2012	15,000	14,819
France Télécom 7.75% 2011[3]	61,500	69,910
Verizon Global Funding Corp. 7.25% 2010	30,000	33,191
Verizon Global Funding Corp. 6.875% 2012	10,000	11,047
Verizon Global Funding Corp. 7.75% 2030	18,200	22,241
Telecom Italia Capital SA, Series A, 4.00% 2008	20,000	19,528
Telecom Italia Capital SA 4.95% 2014[2]	21,250	20,601
Telecom Italia Capital SA 5.25% 2015	22,000	21,659
Cingular Wireless LLC 5.625% 2006	5,000	5,062
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,871
AT&T Wireless Services, Inc. 8.125% 2012	27,730	32,561
Deutsche Telekom International Finance BV 5.25% 2013	30,000	30,336
Deutsche Telekom International Finance BV 8.75% 2030[3]	10,000	12,949
Koninklijke KPN NV 8.00% 2010	27,500	31,221
Vodafone Group PLC 7.75% 2010	$25,000	$ 27,911
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	27,375	27,649
ALLTEL Corp. 4.656% 2007	23,500	23,487
CenturyTel, Inc., Series M, 5.00% 2015	15,000	14,190
PCCW-HKT Capital Ltd. 8.00% 2011[2,3]	10,000	11,256
Singapore Telecommunications Ltd. 6.375% 2011[2]	10,000	10,767
		809,164

INDUSTRIALS — 0.99%
General Electric Capital Corp., Series A, 5.00% 2007	20,000	20,179
General Electric Capital Corp., Series A, 5.375% 2007	7,000	7,091
General Electric Capital Corp., Series A, 3.50% 2008	13,000	12,682
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,527
General Electric Co. 5.00% 2013	23,000	23,226
Cendant Corp. 6.875% 2006	10,835	11,039
Cendant Corp. 6.25% 2008	11,750	12,039
Cendant Corp. 7.375% 2013	35,205	38,543
Tyco International Group SA 6.125% 2008	8,000	8,292
Tyco International Group SA 6.375% 2011	40,425	43,142
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,5]	26,850	28,329
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,5]	20,776	22,280
John Deere Capital Corp. 3.90% 2008	7,500	7,386
John Deere Capital Corp., Series D, 3.75% 2009	12,000	11,675
John Deere Capital Corp., Series D, 4.125% 2010	20,000	19,596
Deere & Co. 8.95% 2019	7,760	8,811
Union Pacific Railroad Co. Pass Through Trust, Series 2004-2, 5.214% 2014[2]	10,000	10,092
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[5]	6,685	7,205
Union Pacific Railroad Co. Pass Through Trust, Series 2004-1, 5.404% 2025[5]	19,211	19,687
Hutchison Whampoa International Ltd. 7.00% 2011[2]	3,500	3,815
Hutchison Whampoa International Ltd. 6.50% 2013[2]	21,500	23,015
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017[2]	2,750	3,147
Northrop Grumman Corp. 4.079% 2006	25,000	24,877
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012	3,000	2,850
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020	5,364	5,368
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020[5]	8,193	8,219
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[5]	1,868	1,868
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[5]	4,180	3,969
Raytheon Co. 4.85% 2011	20,000	19,974
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[5]	7,432	7,173
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[5]	5,989	6,069
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	5,000	5,120
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	5,000	4,821
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011	3,085	3,119
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	2,464	2,383
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	2,007	1,963
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	1,773	1,782
Caterpillar Inc. 4.50% 2009	13,000	12,950
Southwest Airlines Co. 6.50% 2012	9,500	10,106
Southwest Airlines Co. 5.25% 2014	2,500	2,450
Canadian National Railway Co. 4.25% 2009	9,550	9,411
Waste Management, Inc. 6.50% 2008	8,500	8,894
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012	3,300	3,189
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013	3,000	2,904
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[5]	3,630	3,834
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,5]	2,091	2,118
		505,209

UTILITIES — 0.75%
Duke Capital LLC 4.331% 2006	$ 9,700	$ 9,652
Duke Capital Corp. 4.37% 2009	21,075	20,774
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,230
Duke Capital Corp. 6.25% 2013	10,000	10,534
Duke Capital Corp. 5.50% 2014	9,000	9,068
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	7,785	7,855
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	6,250	6,310
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,443
Dominion Resources, Inc., Series 2002-B, 6.25% 2012	23,250	24,684
Dominion Resources, Inc., Series E, 6.30% 2033	4,000	4,164
PSEG Power LLC 3.75% 2009	14,700	14,132
PSEG Power LLC 7.75% 2011	15,000	16,815
PSEG Power LLC 5.00% 2014	13,250	12,908
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500	9,183
Pacific Gas and Electric Co., First Mortgage Bonds, 4.80% 2014	11,500	11,264
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	20,880
Exelon Corp. 4.45% 2010	20,000	19,382
Exelon Generation Co., LLC 6.95% 2011	19,520	21,315
Ameren Corp. 4.263% 2007	12,150	12,047
Cilcorp Inc. 8.70% 2009	13,000	14,700
Scottish Power PLC 5.375% 2015	20,000	20,209
NiSource Finance Corp. 7.625% 2005	10,000	10,037
NiSource Finance Corp. 6.15% 2013	6,000	6,363
American Electric Power Co., Inc. 4.709% 2007[3]	7,500	7,493
Appalachian Power Co., Series G, 3.60% 2008	9,000	8,758
Southern California Edison, First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	15,957
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000	15,040
SP PowerAssets Ltd. 3.80% 2008[2]	11,500	11,223
Oncor Electric Delivery Co. 6.375% 2012	8,600	9,229
Constellation Energy Group, Inc. 6.125% 2009	8,750	9,120
Alabama Power Co., Series U, 2.65% 2006	7,000	6,961
Kern River Funding Corp. 4.893% 2018[2,5]	6,265	6,212
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,5]	5,365	5,552
		383,494

MATERIALS — 0.63%
International Paper Co. 4.00% 2010	8,180	7,799
International Paper Co. 5.85% 2012	61,820	63,474
International Paper Co. 5.50% 2014	13,000	12,969
Norske Skogindustrier ASA 7.625% 2011[2]	22,950	24,916
Norske Skogindustrier ASA 6.125% 2015[2]	33,850	33,654
Norske Skogindustrier ASA 7.125% 2033[2]	11,800	11,989
Weyerhaeuser Co. 5.95% 2008	6,330	6,564
Weyerhaeuser Co. 5.25% 2009	15,111	15,233
Weyerhaeuser Co. 6.75% 2012	19,330	20,915
Weyerhaeuser Co. 7.375% 2032	10,000	11,347
Alcan Inc. 5.20% 2014	37,000	37,232
Temple-Inland Inc. 7.875% 2012	19,500	21,588
ICI Wilmington, Inc. 5.625% 2013	20,000	20,220
Teck Cominco Ltd. 6.125% 2035	15,000	14,759
SCA Coordination Center NV 4.50% 2015[2]	13,500	12,680
Packaging Corp. of America 4.375% 2008	4,000	3,897
		319,236

HEALTH CARE — 0.32%
Cardinal Health, Inc. 6.75% 2011	$ 7,750	$ 8,328
Cardinal Health, Inc. 4.00% 2015	50,000	45,207
Aetna Inc. 7.375% 2006	24,486	24,772
Aetna Inc. 7.875% 2011	10,000	11,410
Amgen Inc. 4.00% 2009	21,000	20,550
UnitedHealth Group Inc. 7.50% 2005	4,750	4,765
UnitedHealth Group Inc. 3.75% 2009	15,000	14,570
Humana Inc. 7.25% 2006	14,900	15,154
Humana Inc. 6.30% 2018	1,000	1,068
Wyeth 4.375% 2008[3]	10,000	9,947
Schering-Plough Corp. 5.55% 2013[3]	6,250	6,455
		162,226

MUNICIPALS — 0.29%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021	11,330	11,533
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	43,070	47,807
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	20,061	19,679
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,800	14,763
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	11,985	12,144
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	10,835	11,301
California Dept. of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	9,040	9,034
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	7,096	7,102

Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Revenue Bonds, Series 2003-B, 2.875% 2006	6,000	5,882
California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.17% 2009	5,000	4,921
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds, Series 2005-B, FGIC insured, 4.06% 2010	5,000	4,864
		149,030

ENERGY — 0.26%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,5]	12,494	12,094
Ras Laffan Liquified Natural Gas II 5.298% 2020[2]	22,000	22,012
Ras Laffan Liquified Natural Gas III 5.838% 2027[2,5]	20,000	20,104
Devon Financing Corp., ULC 6.875% 2011	10,000	11,006
Devon Energy Corp. 7.95% 2032	20,750	26,534
Sunoco, Inc. 4.875% 2014	15,000	14,700
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,5]	11,500	11,447
Pemex Finance Ltd. 9.69% 2009[5]	8,288	9,001
OXYMAR 7.50% 2016[2,5]	4,000	4,361
		131,259

INFORMATION TECHNOLOGY — 0.25%
Electronic Data Systems Corp. 7.125% 2009	12,500	13,399
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	63,250	64,890
Electronic Data Systems Corp. 7.45% 2029	10,000	10,514
Motorola, Inc. 4.608% 2007	15,000	14,990
Motorola, Inc. 8.00% 2011	9,570	11,202
Motorola, Inc. 5.22% 2097	10,314	8,560
Jabil Circuit, Inc. 5.875% 2010	5,000	5,127
		128,682

CONSUMER STAPLES — 0.19%
CVS Corp. 4.00% 2009	$ 5,000	$ 4,865
CVS Corp. 6.117% 2013[2,5]	9,778	10,234
CVS Corp. 5.789% 2026[2,5]	21,111	22,170
CVS Corp. 5.298% 2027[2,5]	28,404	28,697
Unilever Capital Corp. 5.90% 2032	10,000	10,583
Molson Coors Capital Finance ULC 4.85% 2010[2]	10,000	9,932
Costco Wholesale Corp. 5.50% 2007	4,750	4,809
SUPERVALU INC. 7.50% 2012	4,165	4,556
		95,846

NON-U.S. GOVERNMENT — 0.06%
United Mexican States Government Global 4.625% 2008	3,500	3,487
United Mexican States Government Global 10.375% 2009	6,500	7,612
United Mexican States Government Global 6.375% 2013	10,000	10,665
State of Qatar 9.75% 2030	5,000	7,700
		29,464

MISCELLANEOUS — 0.02%
Other bonds & notes in initial period of acquisition		11,178

Total bonds & notes (cost: $14,751,375,000)		14,748,799

Short-term securities — 6.36%

Federal Home Loan Bank 3.52%-3.72% due 10/19-12/21/2005[6]	239,800	238,458
DuPont (E.I.) de Nemours & Co. 3.52%-3.73% due 10/11-11/18/2005	233,150	232,510
CAFCO LLC 3.56%-3.67% due 10/3-11/8/2005[2]	181,700	181,286
Ciesco LLC 3.62% due 10/28/2005[2]	30,000	29,918
Wells Fargo & Co. 3.65%-3.73% due 10/14-11/2/2005	200,000	200,000
Wal-Mart Stores Inc. 3.63%-3.67% due 11/8-12/6/2005[2]	168,000	167,061
Clipper Receivables Co. LLC 3.65%-3.72% due 11/9-11/14/2005[2]	161,000	160,288
Edison Asset Securitization LLC 3.60%-3.68% due 10/19-11/7/2005[2]	134,400	134,014
General Electric Capital Corp. 3.62% due 10/25/2005	8,500	8,479
Procter & Gamble Co. 3.51%-3.76% due 10/19-12/16/2005[2]	139,850	139,081
Bank of America Corp. 3.61%-3.83% due 10/24-11/28/2005	133,200	132,658
Variable Funding Capital Corp. 3.57%-3.73% due 10/12-12/8/2005[2]	133,000	132,588
Coca-Cola Co. 3.50%-3.60% due 10/13-11/8/2005	131,100	130,792
Park Avenue Receivables Co. LLC 3.67%-3.70% due 10/12-10/17/2005[2]	118,874	118,675
International Bank for Reconstruction and Development 3.54% due 12/7/2005	100,000	99,324
3M Co. 3.52%-3.71% due 10/3/2005-1/4/2006[6]	99,074	98,645
Pfizer Inc 3.59%-3.71% due 11/7-11/17/2005[2]	98,300	97,880
Tennessee Valley Authority 3.51%-3.63% due 10/20-12/15/2005	92,400	91,934
PepsiCo Inc. 3.61%-3.70% due 10/11-10/28/2005[2]	75,440	75,276
United Parcel Service Inc. 3.53%-3.55% due 10/3-10/31/2005	64,659	64,547
Gannett Co. 3.52%-3.74% due 10/4-11/18/2005[2]	62,300	62,188
Netjets Inc. 3.62% due 11/8/2005[2]	55,000	54,785
Suntrust Bank 3.74% due 11/22/2005	50,000	49,991
Abbott Laboratories Inc. 3.51% due 10/4/2005[2]	50,000	49,981
International Lease Finance Corp. 3.54%-3.61% due 10/3-10/18/2005	50,000	49,948
FCAR Owner Trust I 3.63% due 10/12/2005	50,000	49,939
IBM Capital Inc. 3.70% due 10/25/2005[2]	50,000	49,872
Hershey Foods Co. 3.51%-3.60% due 10/12-11/3/2005[2]	48,000	47,866
HSBC Finance Corp. 3.66%-3.73% due 11/9/2005	42,200	42,027
Harvard University 3.45%-3.75% due 10/3-10/21/2005	39,650	39,620
Private Export Funding Corp. 3.62% due 12/1/2005[2]	31,000	30,804
Illinois Tool Works Inc. 3.66% due 10/26/2005	$30,000	$ 29,921
Triple-A One Funding Corp. 3.75% due 10/27/2005[2]	30,000	29,916
BellSouth Corp. 3.70% due 11/3/2005[2]	29,500	29,397
Kimberly-Clark Worldwide Inc. 3.57% due 10/11/2005[2]	25,400	25,372
Bank of New York Co., Inc. 3.71% due 10/28/2005	25,000	24,928
Federal Farm Credit Banks 3.58% due 10/18/2005	15,000	14,973
U.S. Treasury Bills 3.33%-3.435% due 10/13-12/22/2005	15,000	14,904
Medtronic Inc. 3.73% due 11/1/2005[2]	3,500	3,488

Total short-term securities (cost: $3,233,338,000)		3,233,334

Total investment securities (cost: $47,052,779,000)		50,895,865
Other assets less liabilities		(18,055)

Net assets		$50,877,810

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,494,505,000, which represented 6.87% of the net assets of the fund.
3Coupon rate may change periodically.
4Index-linked bond whose principal amount moves with a government retail price index.
5Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 4,904,233
Gross unrealized depreciation on investment securities	(1,065,572)
Net unrealized appreciation on investment securities	3,838,661
Cost of investment securities for federal income tax purposes	47,057,204

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By  /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Robert G. O'Donnell
 Robert G. O'Donnell, Vice Chairman and PEO

Date: November 23, 2005

By  /s/ Jennifer M. Buchheim
 Jennifer M. Buchheim, Treasurer and PFO

Date: November 23, 2005